UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2021


                            Scudder Securities Trust
                            ------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Small Company Value Fund
Investment Portfolio as of October 31, 2004 (Unaudited)

------------------------------------------------------------------------------------------------------------------

                                                                                     Shares              Value ($)
                                                                                ----------------------------------


Common Stocks 96.4%
Consumer Discretionary 11.2%
Auto Components 0.8%
Tenneco Automotive, Inc. *                                                          193,400             2,463,916
                                                                                                      -----------
Distributors 0.6%
Handleman Co.                                                                        97,000             2,086,470
                                                                                                      -----------
Hotels Restaurants & Leisure 2.9%
Bob Evans Farms, Inc.                                                               115,100             2,743,984
Jack in the Box, Inc.*                                                               94,500             3,153,465
Landry's Restaurants, Inc.                                                           64,800             1,754,784
Ryan's Restaurant Group, Inc.*                                                      129,300             1,808,907
                                                                                                      -----------
                                                                                                        9,461,140

Household Durables 1.0%
American Greetings Corp. "A"                                                         86,300             2,282,635
WCI Communities, Inc.*                                                               46,200             1,090,320
                                                                                                      -----------
                                                                                                        3,372,955

Internet & Catalog Retail 0.2%
Priceline.com, Inc.*                                                                 28,200               562,308
                                                                                                      -----------
Media 0.8%
AMC Entertainment, Inc.*                                                             27,000               518,670
Journal Communications, Inc. "A"                                                     95,700             1,542,684
Scholastic Corp.*                                                                    21,600               654,912
                                                                                                      -----------
                                                                                                        2,716,266

Multiline Retail 1.0%
Stage Stores, Inc.*                                                                  92,400             3,327,324
                                                                                                      -----------
Specialty Retail 1.4%
Haverty Furniture Companies, Inc.                                                    16,300               275,144
Zales Corp.*                                                                        148,800             4,243,776
                                                                                                      -----------
                                                                                                        4,518,920

Textiles, Apparel & Luxury Goods 2.5%
Kellwood Co.                                                                         54,200             1,705,132
Phillips-Van Heusen Corp.                                                            66,600             1,517,814
Skechers USA, Inc. "A"*                                                             111,900             1,235,376
The Warnaco Group, Inc.*                                                             80,600             1,644,240
Wolverine World Wide, Inc.                                                           72,800             2,216,032
                                                                                                      -----------
                                                                                                        8,318,594

Consumer Staples 3.0%
Food & Drug Retailing 0.2%
Ruddick Corp.                                                                        25,500               513,315
                                                                                                      -----------
Food Products 2.8%
Corn Products International, Inc.                                                    60,200             2,961,840
Flowers Foods, Inc.                                                                 110,950             2,813,692
J & J Snack Foods Corp.*                                                              9,000               398,070
Lance, Inc.                                                                          40,800               688,704
Ralcorp Holdings, Inc.                                                               22,500               826,875
Sanderson Farms, Inc.                                                                45,300             1,471,797
                                                                                                      -----------
                                                                                                        9,160,978

Energy 6.9%
Oil & Gas
Houston Exploration Co.*                                                             76,400             4,477,040
Magnum Hunter Resources, Inc.*                                                      315,400             3,816,340
Overseas Shipholding Group, Inc.                                                     63,100             3,593,545
Spinnaker Exploration Co.*                                                           66,600             2,125,872
St. Mary Land & Exploration Co.                                                      72,900             2,874,447
Stone Energy Corp.*                                                                  50,700             2,087,319
Tesoro Petroleum Corp.*                                                             123,000             3,724,440
                                                                                                      -----------
                                                                                                       22,699,003

Financials 32.4%
Banks 14.1%
BankAtlantic Bancorp., Inc. "A"                                                     152,500             2,667,225
BankUnited Financial Corp. "A"*                                                     145,700             4,334,575
Commercial Capital Bancorp., Inc.                                                   129,100             2,895,713
Downey Financial Corp.                                                               40,700             2,249,082
First Midwest Bancorp., Inc.                                                         25,000               872,750
FirstFed Financial Corp.*                                                            96,300             4,949,820
Greater Bay Bancorp.                                                                 87,600             2,737,062
Hancock Holding Co.                                                                  81,400             2,576,310
IBERIABANK Corp.                                                                     21,100             1,287,522
MAF Bancorp., Inc.                                                                   80,800             3,463,896
Old National Bancorp.                                                                49,400             1,223,638
Pacific Capital Bancorp.                                                            108,566             3,455,656
PFF Bancorp., Inc.                                                                   12,700               501,015
Provident Financial Services, Inc.                                                   41,457               746,226
Sandy Spring Bancorp., Inc.                                                          22,350               772,863
Silicon Valley Bancshares*                                                           45,400             1,816,454
Susquehanna Bancshares, Inc.                                                         17,400               432,738
Texas Regional Bancshares, Inc. "A"                                                 127,935             4,084,964
UMB Financial Corp.                                                                  19,135               984,496
United Bankshares, Inc.                                                              42,900             1,573,143
Westamerica Bancorp.                                                                 45,900             2,625,021
                                                                                                      -----------
                                                                                                       46,250,169

Consumer Finance 0.3%
Cash America International, Inc.                                                     40,200             1,017,060
                                                                                                      -----------
Diversified Financial Services 1.8%
Advanta Corp. "B"                                                                    41,800             1,018,666
CharterMac                                                                           38,400               889,344
GATX Corp.                                                                           95,300             2,599,784
MCG Capital Corp.                                                                    72,400             1,286,548
                                                                                                      -----------
                                                                                                        5,794,342

Insurance 4.6%
LandAmerica Financial Group, Inc.                                                    80,400             3,935,580
Philadelphia Consolidated Holding Corp.*                                             69,600             4,035,408
Stewart Information Services Corp.                                                  125,100             5,306,742
The Midland Co.                                                                      38,100             1,052,703
Triad Guaranty, Inc.*                                                                11,600               632,316
                                                                                                      -----------
                                                                                                       14,962,749

Real Estate 11.6%
American Financial Realty Trust (REIT)                                              107,800             1,584,660
Amli Residential Properties Trust (REIT)                                             30,100               947,247
Anthracite Capital, Inc. (REIT)                                                      71,100               823,338
Anworth Mortgage Asset Corp. (REIT)                                                  38,100               389,763
Brandywine Realty Trust (REIT)                                                       49,800             1,465,116
CarrAmerica Realty Corp. (REIT)                                                      50,000             1,611,500
Colonial Properties Trust (REIT)                                                     26,000             1,013,480
Commercial Net Lease Realty (REIT)                                                   63,700             1,224,951
CRT Properties, Inc. (REIT)                                                          45,900             1,017,144
Essex Property Trust, Inc. (REIT)                                                    18,800             1,475,048
FelCor Lodging Trust, Inc. (REIT)*                                                   80,800               938,896
First Industrial Realty Trust, Inc. (REIT)                                           37,900             1,462,940
Gables Residential Trust (REIT)                                                      34,400             1,255,600
Glimcher Realty Trust (REIT)                                                         38,700               999,234
Healthcare Realty Trust, Inc. (REIT)                                                 39,100             1,577,685
Heritage Property Investment Trust (REIT)                                            36,600             1,119,594
Highwoods Properties, Inc. (REIT)                                                    56,500             1,401,765
Home Properties, Inc. (REIT)                                                         32,200             1,325,030
Impac Mortgage Holdings, Inc. (REIT)                                                 63,900             1,444,779
Kilroy Realty Corp. (REIT)                                                           33,200             1,319,700
Kramont Realty Trust (REIT)                                                          22,500               424,350
Lexington Corporate Properties Trust (REIT)                                          56,600             1,270,104
Manufactured Home Communities, Inc. (REIT)                                           22,600               779,474
MFA Mortgage Investments, Inc. (REIT)                                               108,000               911,520
Nationwide Health Properties, Inc. (REIT)                                            68,500             1,546,045
Post Properties, Inc. (REIT)                                                          3,200               102,688
Prentiss Properties Trust (REIT)                                                     42,400             1,525,552
Realty Income Corp. (REIT)                                                           37,200             1,785,228
Redwood Trust, Inc. (REIT)                                                           21,100             1,269,376
Sovran Self Storage, Inc. (REIT)                                                     23,300               910,331
Sun Communities, Inc. (REIT)                                                         24,700               960,089
Taubman Centers, Inc. (REIT)                                                         40,600             1,165,220
Washington Real Estate Investment Trust (REIT)                                       36,100             1,135,345
                                                                                                      -----------
                                                                                                       38,182,792

Health Care 3.6%
Health Care Equipment & Supplies 1.7%
Haemonetics Corp.*                                                                   71,900             2,361,915
Sola International, Inc.*                                                            46,300               888,034
Sybron Dental Specialties, Inc.*                                                     69,500             2,263,615
                                                                                                      -----------
                                                                                                        5,513,564

Health Care Providers & Services 0.4%
RehabCare Group, Inc.*                                                               56,100             1,288,056
                                                                                                      -----------
Pharmaceuticals 1.5%
Alpharma, Inc. "A"                                                                  147,500             2,500,125
Perrigo Co.                                                                         140,200             2,548,836
                                                                                                      -----------
                                                                                                        5,048,961

Industrials 13.5%
Aerospace & Defense 0.9%
Moog, Inc. "A"*                                                                      82,100             3,081,213
                                                                                                      -----------
Airlines 0.7%
Continental Airlines, Inc. "B"*                                                      32,500               301,600
Frontier Airlines, Inc.*                                                            250,100             2,090,836
                                                                                                      -----------
                                                                                                        2,392,436

Building Products 1.3%
Griffon Corp.*                                                                       95,400             2,122,650
Jacuzzi Brands, Inc.*                                                               240,200             2,077,730
                                                                                                      -----------
                                                                                                        4,200,380

Commercial Services & Supplies 2.5%
Consolidated Graphics, Inc.*                                                         74,200             3,168,340
NCO Group, Inc.*                                                                     67,100             1,794,925
Nu Skin Enterprises, Inc. "A"                                                       162,400             3,140,816
                                                                                                      -----------
                                                                                                        8,104,081

Construction & Engineering 2.0%
Dycom Industries, Inc.*                                                             108,200             3,532,730
Quanta Services, Inc.*                                                              299,000             2,009,280
Walter Industries, Inc.                                                              56,500               961,065
                                                                                                      -----------
                                                                                                        6,503,075

Electrical Equipment 0.1%
Woodward Governor Co.                                                                 7,800               472,290
                                                                                                      -----------
Industrial Conglomerates 0.9%
Tredegar Corp.                                                                      167,200             2,800,600
                                                                                                      -----------
Machinery 3.8%
Flowserve Corp.*                                                                    130,600             2,818,348
Kennametal, Inc.                                                                     36,100             1,679,733
Reliance Steel & Aluminum Co.                                                        52,000             1,784,640
Terex Corp.*                                                                         95,500             3,629,000
Wabash National Corp.*                                                              104,500             2,568,610
                                                                                                      -----------
                                                                                                       12,480,331

Road & Rail 0.5%
Laidlaw International, Inc.*                                                         38,000               633,460
USF Corp.                                                                            23,500               842,240
                                                                                                      -----------
                                                                                                        1,475,700

Trading Companies & Distributors 0.8%
United Rentals North America, Inc.*                                                 173,300             2,677,485
                                                                                                      -----------
Information Technology 10.3%
Communications Equipment 0.7%
CommScope, Inc.*                                                                    129,200             2,326,892
                                                                                                      -----------
Computers & Peripherals 0.9%
Komag, Inc.*                                                                        183,800             3,120,005
                                                                                                      -----------
Electronic Equipment & Instruments 2.1%
MTS Systems Corp.                                                                   134,100             3,459,109
Park Electrochemical Corp.                                                           29,400               617,694
Rofin-Sinar Technologies, Inc.*                                                      88,700             2,658,339
                                                                                                      -----------
                                                                                                        6,735,142

Internet Software & Services 0.2%
DoubleClick, Inc.*                                                                   81,100               515,796
                                                                                                      -----------
IT Consulting & Services 2.9%
BISYS Group, Inc.*                                                                  278,000             4,058,800
CSG Systems International, Inc.*                                                    155,300             2,610,593
Efunds Corp.*                                                                       140,900             2,774,321
                                                                                                      -----------
                                                                                                        9,443,714

Semiconductors & Semiconductor Equipment 1.8%
Integrated Device Technology, Inc.*                                                 194,800             2,302,536
Photronics, Inc.*                                                                   141,400             2,481,570
Zoran Corp.*                                                                        125,600             1,267,304
                                                                                                      -----------
                                                                                                        6,051,410

Software 1.7%
Internet Security Systems, Inc.*                                                     59,800             1,301,248
Parametric Technology Corp.*                                                        344,600             1,788,474
THQ, Inc.*                                                                          131,800             2,491,020
                                                                                                      -----------
                                                                                                        5,580,742

Materials 10.0%
Chemicals 4.5%
Cambrex Corp.                                                                        84,400             1,888,028
FMC Corp.*                                                                          110,900             4,862,965
Georgia Gulf Corp.                                                                   94,400             4,273,488
OM Group, Inc.*                                                                      45,400             1,497,746
Stepan Co.                                                                           21,200               510,920
Terra Industries, Inc.*                                                             239,500             1,832,175
                                                                                                      -----------
                                                                                                       14,865,322

Containers & Packaging 1.7%
Longview Fibre Co.                                                                   80,500             1,239,700
Myers Industries, Inc.                                                               69,907               743,111
Silgan Holdings, Inc.                                                                73,900             3,506,925
                                                                                                      -----------
                                                                                                        5,489,736

Metals & Mining 1.8%
Carpenter Technology Corp.                                                           76,400             3,625,944
Quanex Corp.                                                                         43,000             2,180,100
                                                                                                      -----------
                                                                                                        5,806,044

Paper & Forest Products 2.0%
Pope & Talbot, Inc.                                                                  87,400             1,317,992
Potlatch Corp.                                                                      114,300             5,382,387
                                                                                                      -----------
                                                                                                        6,700,379

Telecommunication Services 0.1%
Diversified Telecommunication Services
Cincinnati Bell, Inc.*                                                               91,700               312,697
                                                                                                      -----------
Utilities 5.4%
Electric Utilities 1.0%
PNM Resources, Inc.                                                                 133,050             3,097,404
                                                                                                      -----------
Gas Utilities 1.4%
New Jersey Resources Corp.                                                           66,250             2,723,538
Northwest Natural Gas Co.                                                            37,200             1,179,240
Piedmont Natural Gas Co., Inc.                                                       16,200               737,586
                                                                                                      -----------
                                                                                                        4,640,364

Multi-Utilities 3.0%
Avista Corp.                                                                        211,100             3,753,358
Energen Corp.                                                                       112,100             6,028,738
                                                                                                      -----------
                                                                                                        9,782,096


Total Common Stocks (Cost $272,537,028)                                                               315,914,216
                                                                                                      -----------
                                                                                  Principal
                                                                                  Amount ($)            Value ($)
                                                                                  ----------            ---------

US Government Backed 0.3%

US Treasury Bill, 1.78%**, 1/20/2005 (b)
(Cost $786,445)                                                                     790,000               786,744

                                                                                     Shares              Value ($)
                                                                                     ------              ---------

Cash Equivalents 3.3%

Scudder Cash Management QP Trust 1.80% (a)
(Cost $10,786,189)                                                               10,786,189            10,786,189
                                                                                                      -----------

                                                                                    % of
                                                                                  Net Assets           Value ($)
                                                                                  ----------           ---------

Total Investment Portfolio  (Cost $284,109,662)                                       100.0           327,487,149
Other Assets and Liabilities, Net                                                       0.0               135,210
                                                                                                      -----------
Net Assets                                                                            100.0           327,622,359
                                                                                                     ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) At October 31, 2004, this security has been pledged in whole or in part , to cover the initial margin requirements for open futures contracts.

At October 31, 2004, open futures contracts purchased were as follows:

                                                                                                 Unrealized
                                                           Aggregate           Market           Appreciation
Futures             Expiration           Contracts       Face Value ($)       Value ($)         (Depreciation) ($)
------------------------------------------------------------------------------------------------------------------
Russell 2000
Index               12/16/2004               38             10,754,312          11,105,500           351,188
------------------------------------------------------------------------------------------------------------------


REIT: Real Estate Investment Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Small Company Value Fund


By:                                 /s/Julian Sluyters
                                    ------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Small Company Value Fund

By:                                 /s/Julian Sluyters
                                    ------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    ------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004